Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,863,000
Previously Paid Amount	0.00
Total Fee Amount	395.38
Total Offset Amount	0.00
Net Fee	395.38
Narrative - Max Aggregate Offering Price	$ 2,863,000
Final Prospectus	true